LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2022
LONG-TERM INVESTMENTS
Schedule of investment in equity method investee

	As of December 31,
	2021	2022
	RMB	RMB
Investments in equity securities	—	30,000
Investments in equity method investee	1,902	1,856
Total	1,902	31,856